Inventories (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Food, treats and supplements	$ 4,439	$ 4,987	$ 6,425
Inventory packaging and supplies	503	596	504
Other products and accessories		0	73
Total inventories	4,942	5,583	7,002
Inventory reserve	(360)	(714)	(422)
Inventories, net	$ 4,582	$ 4,869	$ 6,580